Financial Assets at Fair Value Through Other Comprehensive Income (Details Textual) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Capital reduction from equity security investments designated as at FVTOCI	$ 791	$ 1,522	$ 1,680
Equity investments [member]
Capital reduction from equity security investments designated as at FVTOCI	$ 55	$ 132